Offsetting Liabilities IAS 39 (Detail) - IAS 39 [Member]	Dec. 31, 2017 EUR (€)
Gross amounts of financial liabilities [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	€ 581,873
Central bank funds purchased and securities sold under repurchase agreements (enforceable)	13,318
Central bank funds purchased and securities sold under repurchase agreements (non-enforceable)	5,242
Securities loaned (enforceable)	6,688
Securities loaned (non-enforceable)	0
Financial liabilities at fair value through profit or loss [Abstract]
Trading liabilities	72,106
Negative market values from derivative financial instruments (enforceable)	347,496
Negative market values from derivative financial instruments (non-enforceable)	13,158
Financial liabilities designated at fair value through profit or loss (enforceable)	104,594
Financial liabilities designated at fair value through profit or loss (non-enforceable)	23,214
Total financial liabilities at fair value through profit or loss	560,568
Other liabilities	143,514
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	1,841
Remaining liabilities not subject to netting	189,122
Total liabilities	1,500,326
Gross amounts set off on the balance sheet [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	0
Central bank funds purchased and securities sold under repurchase agreements (enforceable)	(455)
Central bank funds purchased and securities sold under repurchase agreements (non-enforceable)	0
Securities loaned (enforceable)	0
Securities loaned (non-enforceable)	0
Financial liabilities at fair value through profit or loss [Abstract]
Trading liabilities	(643)
Negative market values from derivative financial instruments (enforceable)	(17,928)
Negative market values from derivative financial instruments (non-enforceable)	0
Financial liabilities designated at fair value through profit or loss (enforceable)	(63,360)
Financial liabilities designated at fair value through profit or loss (non-enforceable)	0
Total financial liabilities at fair value through profit or loss	(81,932)
Other liabilities	(11,306)
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	(547)
Remaining liabilities not subject to netting	0
Total liabilities	(93,692)
Net amounts of financial liabilities presented on the balance sheet [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	581,873
Central bank funds purchased and securities sold under repurchase agreements (enforceable)	12,863
Central bank funds purchased and securities sold under repurchase agreements (non-enforceable)	5,242
Securities loaned (enforceable)	6,688
Securities loaned (non-enforceable)	0
Financial liabilities at fair value through profit or loss [Abstract]
Trading liabilities	71,462
Negative market values from derivative financial instruments (enforceable)	329,568
Negative market values from derivative financial instruments (non-enforceable)	13,158
Financial liabilities designated at fair value through profit or loss (enforceable)	41,234
Financial liabilities designated at fair value through profit or loss (non-enforceable)	23,214
Total financial liabilities at fair value through profit or loss	478,636
Other liabilities	132,208
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	1,294
Remaining liabilities not subject to netting	189,122
Total liabilities	1,406,633
Impact of Master Netting Agreements [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	0
Central bank funds purchased and securities sold under repurchase agreements (enforceable)	0
Central bank funds purchased and securities sold under repurchase agreements (non-enforceable)	0
Securities loaned (enforceable)	0
Securities loaned (non-enforceable)	0
Financial liabilities at fair value through profit or loss [Abstract]
Trading liabilities	0
Negative market values from derivative financial instruments (enforceable)	(286,720)
Negative market values from derivative financial instruments (non-enforceable)	0
Financial liabilities designated at fair value through profit or loss (enforceable)	(728)
Financial liabilities designated at fair value through profit or loss (non-enforceable)	0
Total financial liabilities at fair value through profit or loss	(287,448)
Other liabilities	(44,815)
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	(1,162)
Remaining liabilities not subject to netting	0
Total liabilities	(332,263)
Cash collateral [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	0
Central bank funds purchased and securities sold under repurchase agreements (enforceable)	0
Central bank funds purchased and securities sold under repurchase agreements (non-enforceable)	0
Securities loaned (enforceable)	0
Securities loaned (non-enforceable)	0
Financial liabilities at fair value through profit or loss [Abstract]
Trading liabilities	0
Negative market values from derivative financial instruments (enforceable)	(25,480)
Negative market values from derivative financial instruments (non-enforceable)	(1,913)
Financial liabilities designated at fair value through profit or loss (enforceable)	0
Financial liabilities designated at fair value through profit or loss (non-enforceable)	1,111
Total financial liabilities at fair value through profit or loss	(26,282)
Other liabilities	(31)
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	(31)
Remaining liabilities not subject to netting	0
Total liabilities	(26,314)
Financial instrument collateral [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	0
Central bank funds purchased and securities sold under repurchase agreements (enforceable)	(12,863)
Central bank funds purchased and securities sold under repurchase agreements (non-enforceable)	(4,985)
Securities loaned (enforceable)	(6,688)
Securities loaned (non-enforceable)	0
Financial liabilities at fair value through profit or loss [Abstract]
Trading liabilities	0
Negative market values from derivative financial instruments (enforceable)	(6,124)
Negative market values from derivative financial instruments (non-enforceable)	(615)
Financial liabilities designated at fair value through profit or loss (enforceable)	(40,506)
Financial liabilities designated at fair value through profit or loss (non-enforceable)	(13,646)
Total financial liabilities at fair value through profit or loss	(60,891)
Other liabilities	(87)
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	(87)
Remaining liabilities not subject to netting	0
Total liabilities	(85,514)
Net amount [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	581,873
Central bank funds purchased and securities sold under repurchase agreements (enforceable)	0
Central bank funds purchased and securities sold under repurchase agreements (non-enforceable)	257
Securities loaned (enforceable)	0
Securities loaned (non-enforceable)	0
Financial liabilities at fair value through profit or loss [Abstract]
Trading liabilities	71,462
Negative market values from derivative financial instruments (enforceable)	11,244
Negative market values from derivative financial instruments (non-enforceable)	10,630
Financial liabilities designated at fair value through profit or loss (enforceable)	0
Financial liabilities designated at fair value through profit or loss (non-enforceable)	10,679
Total financial liabilities at fair value through profit or loss	104,015
Other liabilities	87,275
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	15
Remaining liabilities not subject to netting	189,122
Total liabilities	€ 962,542